DWS CROCI Equity Dividend Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%	10.53%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(6.33%)	4.50%	6.48%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.78%	5.16%	6.52%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(2.49%)	7.07%	8.53%
Performance Inception Date	Mar. 18, 1988
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.79%	7.49%	8.35%
Performance Inception Date	Sep. 11, 1995
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.72%	8.63%	9.46%
Performance Inception Date	Aug. 19, 2002
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.70%	8.58%	9.42%
Performance Inception Date	Feb. 28, 2005